Share-Based Compensation and Share-Based Payment Reserve	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Classes of employee benefits expense [abstract]
Share-Based Compensation and Share-Based Payment Reserve
8.	Share-Based Compensation and Share-Based Payment Reserve

The Company has adopted a stock option plan (the “Plan”) under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. The options can be granted for a maximum of 5 years and vest as determined by the Board of Directors. The exercise price of each option granted may not be less than the fair market value of the common shares at the time of grant.

a)	On November 4, 2020, 1,917 stock options with an exercise price of $77.00 expired.

b)	The Company recognized stock- based compensation expense in relation to the vesting of options issued during previous years of $ nil and $ nil for the three and six months ended January 31, 2021, respectively (for three and six months ended January 31, 2020 - $ nil and $1,779, respectively)

c)	As of January 31, 2021, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price	Exercisable At January 31, 2021	Expiry Date
667	$77	667	November 4, 2025
8,000	$45	8,000	Mar 1, 2021
1,667	$60	1,667	March 10, 2022
6,719	$42	6,719	May 1, 2021
833	$42	833	July 1, 2023
166	$21	166	September 9, 2024
18,082		18,052

d)	As of January 31, 2021, stock options outstanding have a weighted average remaining contractual life of 0.56 years (January 31, 2020 – 1.64 years).

8. Share-Based Compensation and Share-Based Payment Reserve

The Company has adopted a stock option plan (the “Plan”) under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. The options can be granted for a maximum of 5 years and vest as determined by the Board of Directors. The exercise price of each option granted may not be less than the fair market value of the common shares at the time of grant.

A summary of changes in stock options for the years ended July 31, 2020, 2019 and 2018 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2017	20,274	$72
Granted (i)	20,552	45
Cancelled	(583)	(90)
Expired (ii)	(8,833)	(69)
Balance, July 31, 2018	31,410	$(246)
Expired (iii)	(2,167)	(111)
Cancelled	(6,000)	(54)
Balance, July 31, 2019	23,243	$(249)
Granted (iv)	166	62
Expired	(3,440)	(48)
Balance, July 31, 2020	19,969	49

i.	During the year ended July 31, 2018, the Company issued a total of 20,552 options, as follows:

	a.	On May 1, 2018, the Company issued 8,385 stock options to two consultants of which 25% vested immediately, and 25% vest every 90 days thereafter.

The fair value of the 6,667 stock options was $126,579. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $42.00; expected life - 36 months; annualized volatility - 99.64%; dividend yield - 0%; risk free rate - 1.88%.

The fair value of the 1,667 stock options was $30,165. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $60.00; expected life - 45 months; annualized volatility - 99.22%; dividend yield - 0%; risk free rate - 1.88%.

The fair value of the 52 stock options was $988. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $42.00; expected life - 36 months; annualized volatility - 99.64%; dividend yield - 0%; risk free rate - 1.88%.

	b.	On March 1, 2018, the Company issued 11,333 stock options to directors, officers, employees and consultants of the Company, which vested immediately. The fair value of the stock options was $239,119. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $45.00; expected life - 36 months; annualized volatility - 101.08%; dividend yield - 0%; risk free rate - 1.99%.

	c.	On July 1, 2018, the Company issued 833 stock options to a consultant of the Company, which vest in in four grants of 208 options each three months. The fair value of the stock options was $18,916. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $45.00; exercise price - $51.00; expected life - 5 years; annualized volatility - 99.74%; dividend yield - 0%; risk free rate - 2.04%.

ii.	During the year ended July 31, 2018, 8,333 options with a fair value of $357,842 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended July 31, 2019, 6,000 options were cancelled and 2,167 options expired, with a total fair value of $88,754 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	On September 9, 2019, the Company issued a total of 166 stock options to a consultant, which vested immediately and expire on September 9, 2024. The fair value of the stock options was $17,794. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $16.50; exercise price - $21; expected life - 5 years; annualized volatility - 88%; dividend yield - 0%; risk free rate – 1.4%

v.	During the year ended July 31, 2020, 3,440 options expired, as follows:

a.	On November 1, 2019, 2,107 stock options with a fair value of $84,981 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

b.	On February 14, 2020, 833 stock options with a fair value of $34,290 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

c.	On March 22, 2020, 500 stock options with a fair value of $20,696 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vi.	The Company recognized stock based compensation expense of $2,071 for the year ended July 31, 2020, (year ended July 31, 2018 - $60,586, year ended July 31, 2018 - $476,211) in relation to the vesting of options issued in previous years.

vii.	As at July 31, 2020, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price	Exercisable At July 31,2020	Expiry Date
667	$77	667	November 4, 2025
1,917	$77	1,917	November 4, 2020
8,000	$45	8,000	Mar 1, 2021
1,667	$60	1,667	March 10, 2022
6,719	$42	6,719	May 1, 2021
833	$42	833	July 1, 2023
166	$21	166	September 9, 2024
19,969		19,969

As at July 31, 2020, stock options outstanding have a weighted average remaining contractual life of 0.98 years (July 31, 2018 – 1.74 years).